Document and Entity Information	May 20, 2021
Cover [Abstract]
Entity Registrant Name	MANNKIND CORP
Amendment Flag	false
Entity Central Index Key	0000899460
Document Type	8-K
Document Period End Date	May 20, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-50865
Entity Tax Identification Number	13-3607736
Entity Address, Address Line One	30930 Russell Ranch Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91362
City Area Code	(818)
Local Phone Number	661-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	MNKD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false